PROPERTY, PLANT AND EQUIPMENT - Summary of property plant and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 473,785	$ 441,859
Accumulated depreciation and amortization	(277,835)	(258,550)
Total	195,950	183,309
Land, building and building improvements
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	100,415	96,253
Machinery and equipment
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	343,029	316,074
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	30,341	29,532
Construction in Progress
Property, Plant, and Equipment [Line Items]
Machinery and equipment	$ 31,078	$ 23,791